UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     April 13, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     181893


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ON LINE             cs                                2859    42400 SH       SOLE                    42400
AMERICAN EXPRESS            cs                                3686    24750 SH       SOLE                    24750
AMERICAN INT'L GRP          cs                               12924   118027 SH       SOLE                   118027
AT&T LIBERTY MEDIA GROUP    cs                                4861    81950 SH       SOLE                    81950
CHASE MANHATTAN CORP.       cs                                4085    46850 SH       SOLE                    46850
CISCO SYSTEMS               cs                               40556   524576 SH       SOLE                   524576
COCA COLA                   cs                                5076   108150 SH       SOLE                   108150
COMPAQ                      cs                                8775   324992 SH       SOLE                   324992
DISNEY WALT                 cs                                8811   213600 SH       SOLE                   213600
ELI LILLY                   cs                                3438    54900 SH       SOLE                    54900
GENERAL ELECTRIC            cs                               16551   106349 SH       SOLE                   106349
HOUSEHOLD INTERNATIONAL     cs                                2748    73650 SH       SOLE                    73650
INTEL CORP.                 cs                               35029   265500 SH       SOLE                   265500
LEHMAN BROS.                cs                                1256    12950 SH       SOLE                    12950
MCI WORLDCOM INC            cs                                9869   217800 SH       SOLE                   217800
MICROSOFT                   cs                                3652    34375 SH       SOLE                    34375
MINN. MIN. & MANUF.         cs                                2644    29860 SH       SOLE                    29860
MOTOROLA INC.               cs                                5563    38100 SH       SOLE                    38100
PFIZER                      cs                                3428    93750 SH       SOLE                    93750
WARNER LAMBERT CO.          cs                                6082    62260 SH       SOLE                    62260